________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust




                               Semi-Annual Report
                                   (Unaudited)

                       FOR THE PERIOD ENDED MARCH 31, 2002





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403


                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.


                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 87.41%

      Aerospace & Defense - 4.60%
           Goodrich Corporation ...................................................                   5,000               $  158,200
           The Boeing Company .....................................................                   3,100                  149,575
                                                                                                                          ----------
                                                                                                                             307,775
                                                                                                                          ----------
      Auto & Trucks - 4.18%
           Ford Motor Company .....................................................                   9,700                  158,692
           General Motors Corporation .............................................                   2,000                  120,900
                                                                                                                          ----------
                                                                                                                             279,592
                                                                                                                          ----------
      Chemicals - 2.47%
           E.I. Du Pont de Nemours & Company ......................................                   3,500                  165,025
                                                                                                                          ----------

      Commercial Services - 2.24%
        (a)Cendant Corporation ....................................................                   7,800                  149,760
                                                                                                                          ----------

      Computer Hardware - 2.14%
        (a)Sun Microsystems, Inc. .................................................                  16,200                  142,884
                                                                                                                          ----------

      Computers - 2.32%
        (a)EMC Corporation ........................................................                  13,000                  154,830
                                                                                                                          ----------

      Electric Companies - 2.18%
           The Southern Company ...................................................                   5,500                  145,695
                                                                                                                          ----------

      Electrical Equipment - 4.16%
        (a)American Power Conversion Corporation ..................................                   9,700                  143,366
           General Electric Company ...............................................                   3,600                  134,640
                                                                                                                          ----------
                                                                                                                             278,006
                                                                                                                          ----------
      Entertainment - 1.42%
        (a)AOL Time Warner Inc. ...................................................                   4,000                   94,600
                                                                                                                          ----------

      Financial - Banks, Commercial - 2.10%
           FleetBoston Financial Corporation ......................................                   4,000                  140,080
                                                                                                                          ----------

      Financial Services - 7.14%
           Allied Capital Corporation .............................................                  11,300                  310,411
           Morgan Stanley Dean Witter & Co. .......................................                   2,900                  166,228
                                                                                                                          ----------
                                                                                                                             476,639
                                                                                                                          ----------
      Hardware & Tools - 2.09%
           The Black & Decker Corporation .........................................                   3,000                  139,620
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Household Products - Non-Durables - 2.16%
           The Procter & Gamble Company ..............................................                 1,600              $  144,016
                                                                                                                          ----------

      Insurance - Life & Health - 2.33%
           Aetna Inc. ................................................................                 4,000                 155,280
                                                                                                                          ----------

      Lodging - Hotels - 2.31%
           Host Marriott Corporation .................................................                12,900                 154,155
                                                                                                                          ----------

      Manufacturing - Diversified - 2.07%
           Minnesota Mining and Manufacturing Company (3M) ...........................                 1,200                 138,012
                                                                                                                          ----------

      Photography / Imaging - 2.29%
           Eastman Kodak Company .....................................................                 4,900                 152,782
                                                                                                                          ----------

      Real Estate Investment Trust - 9.07%
           Apartment Investment & Management Company .................................                 2,800                 135,436
           Correctional Properties Trust .............................................                 9,400                 176,720
           Equity Office Properties Trust ............................................                 5,000                 149,900
           Equity Residential Properties Trust .......................................                 5,000                 143,700
                                                                                                                          ----------
                                                                                                                             605,756
                                                                                                                          ----------
      Restaurants & Food Service - 5.71%
        (a)Outback Steakhouse, Inc. ..................................................                 4,300                 153,854
        (a)Starbucks Corporation .....................................................                 5,300                 122,589
           Wendy's International, Inc. ...............................................                 3,000                 104,940
                                                                                                                          ----------
                                                                                                                             381,383
                                                                                                                          ----------
      Retail - General Merchandise - 2.30%
           Sears, Roebuck & Company ..................................................                 3,000                 153,810
                                                                                                                          ----------

      Retail - Grocery - 2.26%
        (a)Whole Foods Market, Inc. ..................................................                 3,300                 150,777
                                                                                                                          ----------

      Retail - Jewelry - 4.02%
        (a)Finlay Enterprises, Inc. ..................................................                22,400                 268,800
                                                                                                                          ----------

      Retail - Specialty Line - 2.18%
        (a)Staples, Inc. .............................................................                 7,300                 145,781
                                                                                                                          ----------

      Retirement / Aged Care - 2.85%
        (a)Sunrise Assisted Living, Inc. .............................................                 7,000                 190,400
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 8.54%
        (a)Corning Inc. ...........................................................                   18,800              $  143,256
           Motorola, Inc. .........................................................                   11,000                 154,000
           SBC Communications Inc. ................................................                    3,600                 134,784
           Verizon Communications Inc. ............................................                    3,000                 138,300
                                                                                                                          ----------
                                                                                                                             570,340
                                                                                                                          ----------
      Utilities - Electric - 2.28%
        (a)American Electric Power Company, Inc. ..................................                    3,300                 152,097
                                                                                                                          ----------

           Total Common Stocks (Cost $5,426,183) ...........................................................               5,837,895
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                               Interest             Maturity
                                                          Principal              Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 0.81%

      United States Treasury Note ......................  $ 50,000              6.875%              05/15/06                  53,930
           (Cost $53,505)                                                                                                 ----------

CORPORATE OBLIGATIONS - 6.24%

      Boston Celtics LP ................................    87,000              6.000%              06/30/38                  54,375
      DaimlerChrysler NA ...............................   140,000              8.500%              01/18/31                 150,150
      Motorola Inc. ....................................   100,000              6.750%              02/01/06                  99,250
      Weatherford International Inc. ...................     2,200              5.000%              11/01/27                 113,025
                                                                                                                          ----------

           Total Corporate Obligations (Cost $416,789) .....................................................                416,800
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 4.37%

      BlackRock Broad Investment Grade 2009 Term Trust ............................                   10,500                 150,465
      Putnam Master Income Trust ..................................................                   20,600                 141,316
                                                                                                                          ----------

           Total Investment Companies (Cost $280,055) ......................................................                 291,781
                                                                                                                          ----------

Total Value of Investments (Cost $6,176,532 (b)) ..................................                    98.83 %            $6,600,406
Other Assets Less Liabilities .....................................................                     1.17 %                78,111
                                                                                                      ------              ----------
      Net Assets ..................................................................                   100.00 %            $6,678,517
                                                                                                      ======              ==========




                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002
                                                             (Unaudited)



      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................             $  713,880
           Unrealized depreciation .........................................................................               (290,006)
                                                                                                                         ----------

                       Net unrealized appreciation .........................................................             $  423,874
                                                                                                                         ==========




































See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $6,176,532) ...........................................................                 $6,600,406
      Cash ..............................................................................................                     84,878
      Income receivable .................................................................................                     14,471
      Other assets ......................................................................................                         21
                                                                                                                          ----------

           Total assets .................................................................................                  6,699,776
                                                                                                                          ----------

LIABILITIES
      Accrued expenses ..................................................................................                     21,259
                                                                                                                          ----------

NET ASSETS
      (applicable to 640,287 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...........................................                 $6,678,517
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($6,678,517 / 640,287 shares) .....................................................................                 $    10.43
                                                                                                                          ==========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $6,213,085
      Undistributed net investment income ...............................................................                     10,459
      Undistributed net realized gain on investments ....................................................                     31,099
      Net unrealized appreciation on investments ........................................................                    423,874
                                                                                                                          ----------
                                                                                                                          $6,678,517
                                                                                                                          ==========























See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended March 31, 2002
                                                             (Unaudited)


NET INVESTMENT INCOME

      Income
           Interest ..........................................................................................           $    2,083
           Dividends .........................................................................................               88,265
                                                                                                                         ----------
               Total income ..................................................................................               90,348
                                                                                                                         ----------

      Expenses
           Investment advisory fees (note 2) .................................................................               31,841
           Fund administration fees (note 2) .................................................................                3,980
           Distribution and service fees (note 3) ............................................................                7,960
           Custody fees ......................................................................................                2,393
           Registration and filing administration fees (note 2) ..............................................                  772
           Fund accounting fees (note 2) .....................................................................               13,781
           Audit fees ........................................................................................                7,008
           Legal fees ........................................................................................                5,466
           Securities pricing fees ...........................................................................                2,080
           Other accounting fees (note 2) ....................................................................                7,989
           Shareholder servicing expenses ....................................................................                1,496
           Registration and filing expenses ..................................................................                6,024
           Printing expenses .................................................................................                  621
           Trustee fees and meeting expenses .................................................................                1,484
           Other operating expenses ..........................................................................                1,501
                                                                                                                         ----------
               Total expenses ................................................................................               94,396
                                                                                                                         ----------

               Less:
                    Investment advisory fees waived (note 2) .................................................               (7,598)
                    Fund administration fees waived (note 2) .................................................               (3,980)
                    Fund accounting fees waived (note 2) .....................................................              (13,781)
                    Other accounting fees waived (note 2) ....................................................               (7,989)
                    Registration & filing administration fees waived (note 2) ................................                 (772)
                                                                                                                         ----------

               Net expenses ..................................................................................               60,276
                                                                                                                         ----------

                    Net investment income ....................................................................               30,072
                                                                                                                         ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   31,100
      Decrease in unrealized depreciation on investments .................................................                1,068,409
                                                                                                                         ----------

           Net realized and unrealized gain on investments ...............................................                1,099,509
                                                                                                                         ----------

               Net increase in net assets resulting from operations ......................................               $1,129,581
                                                                                                                         ==========



See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Period ended  Period ended
                                                                                                           March 31,   September 30,
                                                                                                           2002 (a)      2001 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income .........................................................                  $   30,072     $    8,423
         Net realized gain from investment transactions ................................                      31,100            411
         Decrease (increase) in unrealized depreciation on investments .................                   1,068,409       (644,535)
                                                                                                          ----------     ----------

              Net increase (decrease) in net assets resulting from operations ..........                   1,129,581       (635,701)
                                                                                                          ----------     ----------

     Distributions to shareholders from
         Net investment income .........................................................                     (28,036)             0
         Net realized gain from investment transactions ................................                        (412)             0
                                                                                                          ----------     ----------

              Decrease in net assets resulting from distributions ......................                     (28,448)             0
                                                                                                          ----------     ----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (c)                    (348,412)     6,561,497
                                                                                                          ----------     ----------

                     Total increase in net assets ......................................                     752,721      5,925,796

NET ASSETS

     Beginning of period ...............................................................                   5,925,796              0
                                                                                                          ----------     ----------

     End of period (including undistributed net investmnet income
                    of $10,459 in 2002 and $8,423 in 2001) .............................                  $6,678,517     $5,925,796
                                                                                                          ==========     ==========


(a) Unaudited.
(b) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.
(c) A summary of capital share activity follows:
                                                                            --------------------------------------------------------
                                                                                  Period ended                   Period ended
                                                                               March 31, 2002 (a)           September 30, 2001 (b)

                                                                              Shares         Value          Shares         Value
                                                                            --------------------------------------------------------

Shares sold ....................................................                30,491     $  308,375        680,121     $6,600,222

Shares issued for reinvestment of distributions ................                   427          4,207              0              0
                                                                            ----------     ----------     ----------     ----------

                                                                                30,918        312,582        680,121      6,600,222

Shares redeemed ................................................               (66,625)      (660,994)        (4,127)       (38,725)
                                                                            ----------     ----------     ----------     ----------

     Net (decrease) increase ...................................               (35,707)    $ (348,412)       675,994     $6,561,497
                                                                            ==========     ==========     ==========     ==========

See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Period ended        Period ended
                                                                                                  March 31,         September 30,
                                                                                                  2002 (a)            2001 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................................................      $     8.77          $    10.00

      Income (loss) from investment operations
           Net investment income ..........................................................            0.05                0.01
           Net realized and unrealized gain (loss) on investments .........................            1.65               (1.24)
                                                                                                 ----------          ----------

               Total from investment operations ...........................................            1.70               (1.23)
                                                                                                 ----------          ----------

      Distributions to shareholders from
           Net investment income ..........................................................           (0.04)               0.00
                                                                                                 ----------          ----------

Net asset value, end of period ............................................................      $    10.43          $     8.77
                                                                                                 ==========          ==========

Total return ..............................................................................           19.71 %            (12.50)%
                                                                                                 ==========          ==========

Ratios/supplemental data
      Net assets, end of period ...........................................................      $6,678,517          $5,925,796
                                                                                                 ==========          ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..................................            2.96 %(c)           4.22 %(c)
           After expense reimbursements and waived fees ...................................            1.89 %(c)           2.78 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ..................................           (0.13)%(c)          (1.17)%(c)
           After expense reimbursements and waived fees ...................................            0.94 %(c)           0.27 %(c)

      Portfolio turnover rate .............................................................           34.39 %              6.03 %


(a) Unaudited.

(b) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(c) Annualized.









See accompanying notes to financial statements


                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The  Hillman  Total  Return  Fund  (the  "Fund"),   an  open-ended
              investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost, which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an  investment  advisory  agreement,  Hillman  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002
                                   (Unaudited)



              The Advisor has voluntarily waived a portion of its fee in the amount of $7,598 ($0.01 per share) for the period ended March 31, 2002. There can be no assurance that the foregoing voluntary fee waiver will continue.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $26,522 ($0.04 per share) for the period ended March 31, 2002. There can be no assurance that the foregoing voluntary fee waivers will continue.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $2,117,644 and $2,334,132, respectively, for the period ended March 31, 2002.

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust


























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust




                               Semi-Annual Report
                                   (Unaudited)

                       FOR THE PERIOD ENDED MARCH 31, 2002




                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403


                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.24%

      Aerospace & Defense - 10.66%
           Goodrich Corporation ....................................................                   7,400              $  234,136
           The Boeing Company ......................................................                   4,000                 193,000
                                                                                                                          ----------
                                                                                                                             427,136
                                                                                                                          ----------
      Automobiles - 4.98%
           Ford Motor Company ......................................................                  12,200                 199,592
                                                                                                                          ----------

      Chemicals - 4.83%
           E.I. Du Pont de Nemours & Company .......................................                   4,100                 193,315
                                                                                                                          ----------

      Computer Hardware - 8.57%
        (a)Dell Computer Corporation ...............................................                   7,600                 198,436
        (a)Sun Microsystems, Inc. ..................................................                  16,400                 144,648
                                                                                                                          ----------
                                                                                                                             343,084
                                                                                                                          ----------
      Computer Networking - 4.78%
        (a)Cisco Systems, Inc. .....................................................                  11,300                 191,309
                                                                                                                          ----------

      Computer Software & Services - 3.64%
        (a)Oracle Corporation ......................................................                  11,400                 145,920
                                                                                                                          ----------

      Electronics - 1.75%
           Motorola, Inc. ..........................................................                   5,000                  70,000
                                                                                                                          ----------

      Entertainment - 3.90%
        (a)AOL Time Warner Inc. ....................................................                   6,600                 156,090
                                                                                                                          ----------

      Financial - Banks, Commercial - 4.26%
           Wachovia Corporation ....................................................                   4,600                 170,568
                                                                                                                          ----------

      Financial Services - 8.33%
           Allied Capital Corporation ..............................................                   6,300                 173,061
           Morgan Stanley Dean Witter & Co. ........................................                   2,800                 160,496
                                                                                                                          ----------
                                                                                                                             333,557
                                                                                                                          ----------
      Health Care - Diversified - 4.22%
           Johnson & Johnson .......................................................                   2,600                 168,870
                                                                                                                          ----------

      Lodging - Hotels - 5.64%
           Host Marriott Corporation ...............................................                  18,900                 225,855
                                                                                                                          ----------

      Photography / Imaging - 4.98%
           Eastman Kodak Company ...................................................                   6,400                 199,552
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Restaurants & Food Service - 10.81%
        (a)Outback Steakhouse, Inc. ................................................                   5,700              $  203,946
        (a)Starbucks Corporation ...................................................                   9,900                 228,987
                                                                                                                          ----------
                                                                                                                             432,933
                                                                                                                          ----------
      Retail - Grocery - 5.02%
        (a)Whole Foods Market, Inc. ................................................                   4,400                 201,036
                                                                                                                          ----------

      Retail - Jewelry - 5.99%
        (a)Finlay Enterprises, Inc. ................................................                  20,000                 240,000
                                                                                                                          ----------

      Retirement / Aged Care - 4.55%
        (a)Sunrise Assisted Living, Inc. ...........................................                   6,700                 182,240
                                                                                                                          ----------

      Telecommunications - 1.33%
        (a)Corning, Inc. ...........................................................                   7,000                  53,340
                                                                                                                          ----------

           Total Common Stocks (Cost $3,621,560) ...........................................................               3,934,397
                                                                                                                          ----------


INVESTMENT COMPANY - 1.39%

      Evergreen Select Money Market Fund Class I #495 ..............................                  55,734                  55,734
           (Cost $55,734)                                                                                                 ----------




Total Value of Investments (Cost $3,677,294 (b)) ...................................                   99.63 %            $3,990,131
Other Assets Less Liabilities ......................................................                    0.37 %                14,743
                                                                                                      ------              ----------
      Net Assets ...................................................................                  100.00 %            $4,004,874
                                                                                                      ======              ==========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................             $  661,027
           Unrealized depreciation .........................................................................               (348,190)
                                                                                                                         ----------

                      Net unrealized appreciation ..........................................................             $  312,837
                                                                                                                         ==========



See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002
                                                             (Unaudited)


ASSETS
      Investments, at value (cost $3,677,294) .........................................................                 $ 3,990,131
      Income receivable ...............................................................................                       2,157
      Receivable for fund shares sold .................................................................                      31,000
      Other asset .....................................................................................                         458
                                                                                                                        -----------

           Total assets ...............................................................................                   4,023,746
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      18,872
                                                                                                                        -----------

NET ASSETS
      (applicable to 423,945 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 4,004,874
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($4,004,874 / 423,945 shares) ...................................................................                 $      9.45
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 3,861,837
      Accumulated net investment loss .................................................................                     (16,245)
      Accumulated net realized loss on investments ....................................................                    (153,555)
      Net unrealized appreciation on investments ......................................................                     312,837
                                                                                                                        -----------
                                                                                                                        $ 4,004,874
                                                                                                                        ===========


















See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended March 31, 2002
                                                             (Unaudited)


NET INVESTMENT LOSS

      Income
           Dividends ........................................................................................             $  24,124
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ................................................................                17,550
           Fund administration fees (note 2) ................................................................                 2,194
           Distribution and service fees (note 3) ...........................................................                 4,388
           Custody fees .....................................................................................                 2,393
           Registration and filing administration fees (note 2) .............................................                   771
           Fund accounting fees (note 2) ....................................................................                13,638
           Audit fees .......................................................................................                 6,982
           Legal fees .......................................................................................                 5,466
           Securities pricing fees ..........................................................................                   870
           Other accounting fees (note 2) ...................................................................                 9,777
           Shareholder servicing expenses ...................................................................                 1,681
           Registration and filing expenses .................................................................                 5,984
           Printing expenses ................................................................................                   507
           Trustee fees and meeting expenses ................................................................                 1,491
           Other operating expenses .........................................................................                 1,501
                                                                                                                          ---------

               Total expenses ...............................................................................                75,193
                                                                                                                          ---------

               Less:
                    Investment advisory fees waived (note 2) ................................................                (8,441)
                    Fund administration fees waived (note 2) ................................................                (2,194)
                    Fund accounting fees waived (note 2) ....................................................               (13,638)
                    Other accounting fees waived (note 2) ...................................................                (9,777)
                    Registration and filing administration fees waived (note 2) .............................                  (771)
                    Distribution and service fees waived (note 3) ...........................................                    (3)
                                                                                                                          ---------

               Net expenses .................................................................................                40,369
                                                                                                                          ---------

                    Net investment loss .....................................................................               (16,245)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Decrease in unrealized depreciation on investments ....................................................               770,028
                                                                                                                          ---------

               Net increase in net assets resulting from operations .........................................             $ 753,783
                                                                                                                          =========









See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended       Period ended
                                                                                                      March 31,        September 30,
                                                                                                      2002 (a)           2001 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ...............................................................        $   (16,245)        $   (44,246)
         Net realized loss from investment transactions ....................................                  0            (153,555)
         Decrease (increase) in unrealized depreciation on investments .....................            770,028            (457,191)
                                                                                                    -----------         -----------

              Net increase (decrease) in net assets resulting from operations ..............            753,783            (654,992)
                                                                                                    -----------         -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c) ..............            387,183           3,518,900
                                                                                                    -----------         -----------

                     Total increase in net assets ..........................................          1,140,966           2,863,908

NET ASSETS

     Beginning of period ...................................................................          2,863,908                   0
                                                                                                    -----------         -----------

     End of period .........................................................................        $ 4,004,874         $ 2,863,908
                                                                                                    ===========         ===========

(a) Unaudited.

(b) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(c) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                       Period ended                            Period ended
                                                                    March 31, 2002 (a)                    September 30, 2001 (b)

                                                                Shares             Value                Shares             Value
                                                            ------------------------------------------------------------------------

Shares sold .......................................              48,977         $   445,657             390,013         $ 3,593,879

Shares redeemed ...................................              (6,607)            (58,474)             (8,438)            (74,979)
                                                            -----------         -----------         -----------         -----------

     Net increase .................................              42,370         $   387,183             381,575         $ 3,518,900
                                                            ===========         ===========         ===========         ===========










See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Period ended          Period ended
                                                                                                March 31,           September 30,
                                                                                                 2002 (a)             2001 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......................................................   $      7.51          $     10.00

      Income (loss) from investment operations
           Net investment loss .............................................................         (0.04)               (0.12)
           Net realized and unrealized gain (loss) on investments ..........................          1.98                (2.37)
                                                                                               -----------          -----------

               Total from investment operations ............................................          1.94                (2.49)
                                                                                               -----------          -----------

Net asset value, end of period .............................................................   $      9.45          $      7.51
                                                                                               ===========          ===========

Total return ...............................................................................         26.00 %             (25.00)%
                                                                                               ===========          ===========

Ratios/supplemental data
      Net assets, end of period ............................................................   $ 4,004,874          $ 2,863,908
                                                                                               ===========          ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...................................          4.29 %(c)            6.32 %(c)
           After expense reimbursements and waived fees ....................................          2.30 %(c)            3.90 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...................................         (2.91)%(c)           (4.96)%(c)
           After expense reimbursements and waived fees ....................................         (0.92)%(c)           (2.53)%(c)

      Portfolio turnover rate ..............................................................          0.00 %              52.56 %


(a)   Unaudited.

(b)   For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(c)   Annualized.












See accompanying notes to financial statements


                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Hillman Aggressive Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost, which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    The Fund has a capital loss carryforward for federal income tax purposes of $142,728, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

              E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.




                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an  investment  advisory  agreement,  Hillman  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $8,441 ($0.02 per share) for the period ended March 31, 2002. There can be no assurance that the foregoing voluntary fee waiver will continue.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $26,380 ($0.07 per share) for the period ended March 31, 2002. There can be no assurance that the foregoing voluntary fee waivers will continue.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

              The Distributor has voluntarily waived $3 under the Plan for the period ended March 31, 2002.


                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002
                                   (Unaudited)



NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $335,063 and $0, respectively, for the period ended March 31, 2002.

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust



























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.